Share-based payments - Equity share option 2019 (Equity settled) (Details) - Equity share option 2019 (Equity settled) - Member of the supervisory board € / shares in Units, € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Dec. 31, 2019 Options € / shares shares
Share-based payments
Number of options granted | Options			396,522
Number of common shares per option granted | shares			1
Exercise price of share options			€ 12.58
Vesting period			3 years
Vesting percentage			33.33%
Weighted average remaining contractual life of outstanding share options			10 years
Weighted average fair value of options outstanding			€ 9.08
Share-based payment expense | €	€ 1,057	€ 2,633